S000019315 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI ACWI IMI (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.06%	10.75%	11.45%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	14.82%	4.46%	9.98%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.89%	(0.45%)	6.56%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.69%	3.16%	7.80%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	15.20%	4.74%	10.28%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	15.23%	4.79%	10.34%